S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Direct or Indirect Material Interest Holder Jide J. Zeitlin [Member]	Oct. 17, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Zeitlin
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	indirect material interest in our sponsor. Other than our management team